Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions
Schedule of transactions with related parties

	Pfizer companies			GSK companies
	2023 £m	2022 £m	2021 £m	Period ended 18 July 2022 £m	2021 £m
Sales of goods	–	–	–	91	114
Purchases of goods	–	–	–	(41)	(81)
Services, royalties, and other income	–	–	–	74	20
Services, royalties, and other expense	–	(5)	(68)	(135)	(354)
Interest income	–	12	–	30	10
Interest expense	–	–	–	(2)	(4)
Dividend paid	124	3,801	367	8,129	781

Balance outstanding as at 31 December:

	Pfizer companies		GSK companies
	2023 £m	2022 £m	2023 £m	2022 £m
Other amounts owing to related parties	–	–	–	–
Other amounts owing from related parties	–	–	32	51
Loan amounts owing to related parties	–	–	–	–
Loan amounts owing from related parties	–	–	–	–